OneMain Acquisition - Intangible Assets Acquired (Details) (10-K) - OneMain [Member] - USD ($) $ in Millions	Oct. 31, 2015	Sep. 30, 2016
Business Acquisition [Line Items]
Intangible assets acquired		$ 558
Licensing Agreements [Member]
Business Acquisition [Line Items]
Indefinite-lived intangible assets acquired	$ 25
Trade Names [Member]
Business Acquisition [Line Items]
Indefinite-lived intangible assets acquired	220
Customer Relationships [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	$ 205
Finite-lived intangible assets acquired, estimated useful life	6 years
Intangible Assets Arising from Insurance Contracts Acquired in Business Combination [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets acquired	$ 105
Intangible Assets Arising from Insurance Contracts Acquired in Business Combination [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets acquired, estimated useful life	30 years
Intangible Assets Arising from Insurance Contracts Acquired in Business Combination [Member] | Minimum [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets acquired, estimated useful life	5 years